Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 68,300	$ 57,300
Unrecognized tax benefits accrued for interest and penalties	0	0
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 263,700	$ 221,900
Percentage deduction of annual taxable income.	80.00%
Domestic Tax Authority | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	$ 13,200
Tax credit carryforward expiration term	2041
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 103,300
State and Local Jurisdiction | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	$ 3,600
Tax credit carryforward expiration term	2036
Indefinite Period | State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 7,000
Tax Year2040 | State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 96,300
Operating loss carryforwards expiration	2032